Estabrook Value Fund
FUND SUMMARIES ESTABROOK VALUE FUND
Investment Objective
The Estabrook Value Fund (the “Value Fund” or the “Fund”) seeks to achieve long-term capital appreciation and growth of income.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 18 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Estabrook Value Fund		Class A, Estabrook Value Fund		Class C, Estabrook Value Fund	Class I, Estabrook Value Fund	Class R, Estabrook Value Fund
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)		1.00%	[1]	none	none	none
Redemption Fee (as a percentage of amount redeemed)	[2]	1.00%		1.00%	1.00%	1.00%
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Within 90 days of purchase

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Estabrook Value Fund		Class A, Estabrook Value Fund	Class C, Estabrook Value Fund	Class I, Estabrook Value Fund	Class R, Estabrook Value Fund
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none	0.50%
Other Expenses	[1]	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses		1.58%	2.33%	1.33%	1.83%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A, Class C and Class R shares and $100,000 (investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Estabrook Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years
Class A, Estabrook Value Fund	Class A	726	1,045
Class C, Estabrook Value Fund	Class C	236	727
Class I, Estabrook Value Fund	Class I	1,354	4,214
Class R, Estabrook Value Fund	Class R	186	576

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Summary of Principal Investment Strategies

The Fund, under normal circumstances, will primarily invest in common stocks and other equity or equity-related securities that the Adviser believes to have favorable prospects for capital appreciation and/or dividend-paying ability. There are no limits on the market capitalizations of the companies in which the Fund may invest.

The Adviser’s stock selection process begins with a top-down analysis focusing on those macro-economic conditions that it believes will impact the United States economy. The Adviser applies this broad analysis to its stock selection process by screening over 5,000 companies based on numerous measurements of their value. From this universe, the Adviser looks to invest in companies that are trading at a discount to their peers based on price-to-earnings ratio, price-to-book value and enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA), among other measurements. The Adviser also looks to invest in companies that it believes will generate above market dividend yields. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry or group of industries, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Adviser also seeks to invest in companies that it believes are experiencing a full range of potentially positive changes, ranging from the implementation of a new management team or product launch, to a significant cost-cutting initiative, or a merger or acquisition, or a reduction in industry capacity that may lead to improved pricing. Additionally, the Adviser may seek to invest in companies whose earnings potential has increased or is expected to increase more than consensus estimates; companies that have enjoyed a perceived level of popularity only to have fallen temporarily out of favor for reasons that the Adviser considers non-recurring or short-term; and companies that the Adviser believes are undervalued in relation to their competitors in the same industry. The Adviser may sell a security if its prospects for capital appreciation or income decline or when the Adviser deems it to be an unattractive investment.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

• Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history operating a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.

• Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

• Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

• Sector Risk: The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

• Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

Performance Information
The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.
Estabrook Investment Grade Fixed Income Fund
ESTABROOK INVESTMENT GRADE FIXED INCOME FUND
Investment Objective
The Estabrook Investment Grade Fixed Income Fund (the “Fixed Income Fund” or the “Fund”) seeks to achieve high current income and capital appreciation.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 18 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Estabrook Investment Grade Fixed Income Fund		Class A, Estabrook Investment Grade Fixed Income Fund		Class C, Estabrook Investment Grade Fixed Income Fund	Class I, Estabrook Investment Grade Fixed Income Fund	Class R, Estabrook Investment Grade Fixed Income Fund
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		3.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)		1.00%	[1]	none	none	none
Redemption Fee (as a percentage of amount redeemed)	[2]	1.00%		1.00%	1.00%	1.00%
[1]	A CDSC of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Within 90 days of purchase

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Estabrook Investment Grade Fixed Income Fund		Class A, Estabrook Investment Grade Fixed Income Fund	Class C, Estabrook Investment Grade Fixed Income Fund	Class I, Estabrook Investment Grade Fixed Income Fund	Class R, Estabrook Investment Grade Fixed Income Fund
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none	0.50%
Other Expenses	[1]	2.00%	2.00%	2.00%	2.00%
Total Annual Fund Operating Expenses	[2]	2.90%	3.65%	2.65%	3.15%
Fee Waiver and/or Expense Reimbursement	[2]	(1.95%)	(1.95%)	(1.95%)	(1.95%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.95%	1.70%	0.70%	1.20%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed: (i) 0.70% (on an annual basis) of the average daily net assets of the Fund during the period beginning on the date of commencement of operations of the Fund and ending August 31, 2012, and (ii) 1.00% (on an annual basis) of the average daily net assets of the Fund during the period beginning on September 1, 2012 and ending August 31, 2014 (the "Expense Limitation"), unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A, Class C and Class R shares and $100,000 (investment minimum) in Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Estabrook Investment Grade Fixed Income Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years
Class A, Estabrook Investment Grade Fixed Income Fund	Class A	468	666
Class C, Estabrook Investment Grade Fixed Income Fund	Class C	173	536
Class I, Estabrook Investment Grade Fixed Income Fund	Class I	715	2,239
Class R, Estabrook Investment Grade Fixed Income Fund	Class R	122	381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period July 23, 2010 (commencement of operations) through April 30, 2011, the Fund’s portfolio turnover rate was 98.85% of the average value of its portfolio.
Summary of Principal Investment Strategies

The Fund, under normal circumstances, seeks to achieve its investment objective by investing at least 80% of its assets in investment grade fixed income securities. This policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Fund will consider a security investment grade if it is rated Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or better by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings Ltd. (“Fitch”). The Fund typically selects fixed income securities from several sectors including: U.S. Treasuries and agency securities and corporate bonds. Although the Fund invests primarily in investment grade fixed income securities, it may invest up to 20% of its total assets in high yield securities, or “junk bonds,” rated Ba1 or lower by Moody’s or BB+ or lower by S&P and Fitch.

The Adviser expects that the Fund’s duration will be between 3 and 6 years; however, the Fund’s duration may be lengthened or shortened beyond this range depending on market conditions. The Fund’s average portfolio duration is expected to vary within three years (plus or minus) of the duration of the Barclays Capital U.S. Intermediate Government/Credit Bond Index (“Barclays Government/Credit Index”), which is the Fund’s benchmark. On April 30, 2011 the duration of the Fund’s benchmark was 3.9 years. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer a fund’s duration, the more sensitive a fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose 1%.

The Fund uses a top-down investment process that begins with an assessment of the domestic and global economic environment. Incorporated in the process is an extensive review of current credit trends, the level of interest rates, the shape of the yield curve, and the level of volatility. The Adviser’s investment team then sets various parameters for the Fund which includes duration, yield curve exposure, sector weightings and credit quality. Using these parameters, the Adviser’s investment team uses credit analysis in addition to utilizing various value metrics to formulate decisions to select particular sectors and securities. An example of a value metric would be the additional yield spread provided by a particular fixed income security in excess of that offered by U.S. Treasuries. Throughout this process, the Adviser’s investment team focuses on selecting investments that it believes will provide current income and the opportunity for capital appreciation. The Adviser may sell a security if its prospects for income or capital appreciation decline or when the Adviser deems it to be an unattractive investment.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

• Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

• High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher quality bonds. High yield bonds are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield bonds involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

• Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates.

• Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history operating a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.

• Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

• Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

• Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

• U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Performance Information
The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.